Loan servicing rights (Details) - Loan servicing rights	12 Months Ended
Dec. 31, 2018
Minimum
Loan servicing rights
Average period for loan serviced	6 months 9 days
Percentage of effective prepayment rate	1.06%
Percentage of vintage loss rate	1.00%
Percentage of discount rate	9.96%
Maximum
Loan servicing rights
Average period for loan serviced	25 months 9 days
Percentage of effective prepayment rate	4.90%
Percentage of vintage loss rate	22.17%
Percentage of discount rate	29.49%